Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Matters
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2024:

Total Capital (to Risk-Weighted Assets)
Consolidated	$195,816	15.34%	102,127	8.00%	N/A	N/A
Bank	194,314	15.22%	102,116	8.00%	134,027	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	184,720	14.47%	76,595	6.00%	N/A	N/A
Bank	183,218	14.35%	76,587	6.00%	108,498	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	184,720	10.88%	67,896	4.00%	N/A	N/A
Bank	183,218	10.71%	68,441	4.00%	68,441	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	169,720	13.29%	57,446	4.50%	N/A	N/A
Bank	183,218	14.35%	57,440	4.50%	89,351	7.00%
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2023:

Total Capital (to Risk-Weighted Assets)
Consolidated	$188,192	14.96%	100,636	8.00%	N/A	N/A
Bank	186,774	14.85%	100,636	8.00%	132,085	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	175,381	13.94%	75,477	6.00%	N/A	N/A
Bank	173,963	13.83%	75,477	6.00%	106,926	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	175,381	10.51%	66,757	4.00%	N/A	N/A
Bank	173,963	10.35%	67,254	4.00%	67,254	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	160,381	12.75%	56,608	4.50%	N/A	N/A
Bank	173,963	13.83%	56,608	4.50%	88,057	7.00%